Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments, including termination fees, under noncancelable lease agreements as of December 31, 2014, are as follows:

Operating Lease
2015	$71,000
2016	44,000
2017	44,000
2018	43,000
2019	5,000
Total minimum lease payments	$207,000